Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions and Balances [Line Items]
Financial advisory service income (in Dollars)	$ 3,429,414	$ 2,348,380
Interest rate	4.80%
Beta Financial Investment Limited [Member]
Related Party Transactions and Balances [Line Items]
Percentage of investment	15.00%
Financial Advisory Service Income [Member] | Related Party [Member]
Related Party Transactions and Balances [Line Items]
Financial advisory service income (in Dollars)	$ 146,631